Right of Use Assets and Lease Liabilities - Summary of Right of Use Asset and Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Types of Original Assets
Types of Original Assets	¥ 532,835	¥ 491,368
Land [Member]
Types of Original Assets
Types of Original Assets	60,388	64,717
Buildings [Member]
Types of Original Assets
Types of Original Assets	341,408	333,698
Other [Member]
Types of Original Assets
Types of Original Assets	¥ 131,040	¥ 92,953